Current and long-term debt - BNP paribas credit facility (Details) - BNP Paribas Credit Facility [Member] - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 62,100,000		$ 34,500,000.0
Increase (decrease) in notional amount		$ 27,600,000
Repayments			$ 42,600,000
Write-offs of deferred financing fees related to repayment of debt			$ 400,000
STI Soho [Member] | Vessels [member]
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in notional amount	$ 13,200,000